Assets Held for Sale (Details) - Schedule of movement of assets held for sale $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets Held for Sale (Details) - Schedule of movement of assets held for sale [Line Items]
Quantity, beginning balance
Value, beginning balance
Quantity, Additions		6,122	6,318
Value, Additions		$ 2,103	$ 371
Quantity, Dispositions		(5,748)	(258)
Value, Dispositions		$ (1,549)	$ (50)
Quantity, Impairment		(2,650)
Value, Impairment		$ (545)	$ 890
Quantity, ending balance		3,784	6,060
Value, ending balance		$ 1,220	$ 1,211
Antminer S9 miners [Member]
Assets Held for Sale (Details) - Schedule of movement of assets held for sale [Line Items]
Quantity, beginning balance
Value, beginning balance	[1]
Quantity, Additions			6,318
Value, Additions	[1]		$ 371
Quantity, Dispositions		(3,982)	(258)
Value, Dispositions	[1]	$ (779)	$ (50)
Quantity, Impairment		(2,078)
Value, Impairment	[1]	$ (432)	$ 890
Quantity, ending balance			6,060
Value, ending balance	[1]		$ 1,211
Innosilicon T2T, Canaan Avalon A10, Antminer T15 & Antminer S15 miners [Member]
Assets Held for Sale (Details) - Schedule of movement of assets held for sale [Line Items]
Quantity, beginning balance
Value, beginning balance	[2]
Quantity, Additions		2,051
Value, Additions	[2]	$ 325
Quantity, Dispositions		(207)
Value, Dispositions	[2]	$ (22)
Quantity, Impairment		(572)
Value, Impairment	[2]	$ (113)
Quantity, ending balance		1,272
Value, ending balance	[2]	$ 190
MicroBT Whatsminer M20S miners [Member]
Assets Held for Sale (Details) - Schedule of movement of assets held for sale [Line Items]
Quantity, beginning balance
Value, beginning balance	[3]
Quantity, Additions		4,071
Value, Additions	[3]	$ 1,778
Quantity, Dispositions		(1,559)
Value, Dispositions	[3]	$ (748)
Quantity, Impairment
Value, Impairment	[3]
Quantity, ending balance		2,512
Value, ending balance	[3]	$ 1,030

[1]	Antminer S9 miners During the year ended December 31, 2021, the Company ceased using its Antminer S9 miners and planned to dispose of them within the next 12 months. During the year ended December 31, 2021, 258 Antminer S9 miners with a carry value of $50 were disposed for net proceeds of $75 resulting in a gain of $25. During the year ended December 31, 2022, 3,982 Antminer S9 miners with a carrying amount of $779 were disposed for net proceeds of $101 resulting in a loss of $678. The remaining Antminer S9 miners were not sold within 12 months since being classified as held for sale in 2021 due to the decline of the BTC price during the year ended December 31, 2022. As a result, these miners were written off and an impairment loss of $432 was recognized. Refer to Note 11.
[2]	Innosilicon T2T, Canaan Avalon A10, Antminer T15 and Antminer S15 miners During the year ended December 31, 2022, the Company ceased using Innosilicon T2T miners, Canaan Avalon A10 miners, Antminer T15 miners and Antminer S15 miners with plans to dispose of them within the next 12 months. During the year ended December 31, 2022, 207 Antminer T15 miners with a carrying amount of $22 were disposed for net proceeds of $31 resulting in a gain of $9. In addition, due to the decline of the BTC price during the year ended December 31, 2022, the remaining Canaan Avalon A10 miners, Antminer T15 miners and Antminer S15 miners were written off and an impairment loss of $113 was recognized. Refer to Note 11.
[3]	MicroBT Whatsminer M20S miners During the year ended December 31, 2022, the Company ceased using its MicroBT Whatsminer M20S miners and plans to dispose of them within the next 12 months. The Company sold 1,559 MicroBT Whatsminer M20S miners with a carrying amount of $737 and disposed of them for net proceeds of $896 resulting in a gain of $159. Management determined that the remaining MicroBT Whatsminer M20S miners continue to meet the criteria to be classified as held for sale as of December 31, 2022.